Related Party Accounts Receivable and Accrued Interest Payable (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Accounts Receivable and Accrued Interest Payable
Accrued interest payable, related parties, current	$ 86,344	$ 62,114	$ 157,067
Additional accrued interest to related parties	$ 114,460		$ 106,520